Cost of Sales and Services (excluding Depreciation and Amortization) (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of cost of sales and services [Abstract]
Schedule of Detailed Information About Cost Of Sales And Services Explanatory
	For the Year Ended December 31,
	2024	2023	2022
	$ Thousands
Fuels	174,510	178,663	155,760
Electricity and infrastructure services	120,236	130,199	93,804
Salaries and related expenses	12,407	10,033	9,661
Generation and operating expenses and outsourcing	119,132	82,166	88,055
Insurance	14,568	11,040	9,440
Cost in respect of sale of renewable energy	16,171	13,455	8,757
Cost in respect of provision of services revenue and other costs	60,022	27,683	23,856
Others	4,831	41,073	27,928
	521,877	494,312	417,261